Cover	Oct. 31, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Initial Report to provide financial statements and the pro forma financial information required by Item 9.01 of Form 8-K. No other modifications to the Initial Report are being made by this Amendment. This Amendment should be read in connection with the Initial Report.
Document Period End Date	Oct. 31, 2024
Entity File Number	001-14667
Entity Registrant Name	Mr. Cooper Group Inc.
Entity Central Index Key	0000933136
Entity Tax Identification Number	91-1653725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8950 Cypress Waters Blvd.
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	469
Local Phone Number	549-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	COOP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false